SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)		3 Months Ended
	Mar. 01, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Leases
Operating cash flows from operating leases	$ 29,250		$ 42,816
Weighted-average discount rate operating leases			3.35%